Preferred Stock (Composition of Preferred Stock) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2018	Mar. 31, 2017
Class of Stock [Line Items]
Aggregate amount		¥ 914,752
Number of shares Authorized		4,214,752,000	3,300,000,000	4,214,752,000
Number of shares Issued		914,752,000
Number of shares In treasury			24,829,446	19,992,754
Preferred stock
Class of Stock [Line Items]
Number of shares In treasury		815,828,400
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Aggregate amount	[1]	¥ 914,752
Number of shares Authorized	[1],[2]	914,752,000
Number of shares Issued	[1]	914,752,000
Liquidation value per share	[1]	¥ 1,000
Convertible or not	[1]	Yes
Eleventh series class XI preferred stock | Preferred stock
Class of Stock [Line Items]
Number of shares In treasury	[1]	815,828,400
Class XI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]			914,752,000
First series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2],[3]	900,000,000	900,000,000	900,000,000
Second series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2],[3]	900,000,000	900,000,000	900,000,000
Third series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2],[3]	900,000,000	900,000,000	900,000,000
Fourth series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2],[3]	900,000,000	900,000,000	900,000,000
First series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2],[4]	900,000,000	900,000,000	900,000,000
Second series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2],[4]	900,000,000	900,000,000	900,000,000
Third series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2],[4]	900,000,000	900,000,000	900,000,000
Fourth series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2],[4]	900,000,000	900,000,000	900,000,000
First series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2],[5]	1,500,000,000	1,500,000,000	1,500,000,000
Second series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2],[5]	1,500,000,000	1,500,000,000	1,500,000,000
Third series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2],[5]	1,500,000,000	1,500,000,000	1,500,000,000
Fourth series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2],[5]	1,500,000,000	1,500,000,000	1,500,000,000

[1]	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted into common stock but not yet cancelled.
[2]	The total number of shares authorized to be issued was 4,214,752,000 shares at March 31, 2016 and 2017, and 3,300,000,000 shares at March 31, 2018.
[3]	The total number of authorized shares for each series of class XIV preferred stock cannot exceed 900,000,000.
[4]	The total number of authorized shares for each series of class XV preferred stock cannot exceed 900,000,000.
[5]	The total number of authorized shares for each series of class XVI preferred stock cannot exceed 1,500,000,000.